Other account payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Other Payable and Accrued Expenses
Other account payable and accrued expenses consisted of the following as of:

	December 31,
	2025	2024
Accrued expenses	$37,279	$33,880
Accrued payroll and government authorities	16,848	19,045
Earn-out	13,185	2,975
Proceeds from withholding tax related to employees’ exercises of share options and RSUs, net	1,114	1,267
Total	$68,426	$57,167